Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unsecured Corporate Bonds | Minimum
Debt Instrument [Line Items]
Interest rates per annum	0.20%	1.00%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2014	Mar. 31, 2013
Unsecured Corporate Bonds | Maximum
Debt Instrument [Line Items]
Interest rates per annum	2.00%	2.00%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2019	Mar. 31, 2019
Unsecured Indebtedness to Financial Institutions | Minimum
Debt Instrument [Line Items]
Interest rates per annum	0.90%	0.70%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2014	Mar. 31, 2013
Unsecured Indebtedness to Financial Institutions | Maximum
Debt Instrument [Line Items]
Interest rates per annum	1.50%	1.50%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018	Mar. 31, 2014
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Interest rates per annum		9.70%
Debt instrument, maturity date (fiscal year ending)		Mar. 31, 2018
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing | Minimum
Debt Instrument [Line Items]
Interest rates per annum	2.40%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2014
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing | Maximum
Debt Instrument [Line Items]
Interest rates per annum	7.50%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018